Loss Per Share - Calculation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (11,295,652)	$ (1,622,518)	¥ (9,638,979)	¥ (5,021,174)
Accretion on convertible redeemable preferred shares to redemption value	0		(13,667,291)	(2,576,935)
Accretion on redeemable non-controlling interests to redemption value	(126,590)		(63,297)
Net loss attributable to non-controlling interests	9,141	1,313	41,705	36,440
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (11,413,101)	$ (1,639,389)	¥ (23,327,862)	¥ (7,561,669)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted | shares	1,029,931,705	1,029,931,705	332,153,211	21,801,525
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc. | (per share)	¥ (11.08)	$ (1.59)	¥ (70.23)	¥ (346.84)